Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation
16.	Share-based compensation

Long-Term Incentive Plan

Elster Group has a Long-Term Incentive Plan (“LTIP”) to provide long-term performance compensation to key employees and Managing Directors. Elster Group may grant awards up to 7,405,000 ADSs (1,851,250 ordinary shares) through September 29, 2020.

An initial grant was made to participants in connection with the initial public offering in 2010 for 674,440 non-vested ADS awards (168,610 non-vested ordinary shares). One half of the non-vested ADS awards are subjected to a service period and a market condition involving stock price return compared to a peer group and generally vest after four years and depending on the results of the market condition (“target stock price return” or TSR awards).The other half of the awards are subject to a service period and performance conditions involving earnings per share targets based on staggered performance periods from two to four years and generally vest after four years depending on the results of the performance conditions (“EPS awards”). The awards are nontransferable during the vesting period and the participants are not entitled to the rights of an outstanding share, including dividend rights. There are no post-vesting restrictions on shares granted to participants. Except in limited circumstances such as retirement or redundancy, awards will lapse without vesting if an employee leaves our company during the vesting period. There were no awards granted in 2011.

The grant date fair value for the 2010 EPS award was $14.15 which was determined based on the closing price of Elster’s ADS on the grant date. The company is required evaluate the probability of achievement of the EPS performance conditions throughout the life of the award with adjustments recorded in earnings.

The TSR awards are considered to have a market condition for accounting purposes and the company is required to estimate the results of the market condition in the grant date fair value of the award. We used a Monte Carlo model to estimate the 2010 grant date fair value of $8.77 which was approximately 62% of the quoted price of Elster’s ADS. For these awards, the company is required to record the related compensation expense in the financial statements over the life of the awards regardless if the market condition is achieved as long as the service period is met by the participant.

The assumptions used in the Monte Carlo model to estimate the 2010 grant date fair value for the TSR awards are as follows:

2010
Grant date fair value of unvested ADS	$8.77
Assumptions used to determine fair value
Dividend yield	0%
Risk-free rate of return	0.94%
Expected life of awards (years)	4
Expected volatility	40%

Dividend yield considers the historical dividend yield paid by the company and expected dividend yield over the life of the awards. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected life of the award is based on the vesting period for non-vested ADS awards. Expected volatility is a proxy volatility calculated based on the average of the 4 year volatility of our peers’ historical share price volatility since the company’s shares do not have an established history of trading.

A summary of the status of the company’s non-vested ADS awards as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

		Grant Date Fair Value
ADSs in thousands (represent one-fourth of an ordinary Share)	Number of ADSs	Weighted Average	Range of Prices
Unvested ADSs at January 1, 2011	628	$12	$9-14
ADSs granted	0
ADSs vested	0
ADSs forfeited	-26	$12	$9-14
Non-vested ADSs at December 31, 2011	602	$12	$9-14

Elster Group intends to settle vested awards by issuing ordinary shares to participants.

Management Equity Program

Rembrandt Holdings SA, Luxembourg, the immediate parent and controlling shareholder (“Rembrandt”), sponsored a Management Equity Program (“MEP”) through Nachtwache Metering Management Vermögensverwaltungs GmbH&Co. KG (“Management KG”), an entity which was controlled by Rembrandt. The MEP granted certain members of senior management of Elster Group share-based payments. The obligation of the parent related to the MEP arrangement was accounted for as a cash-settled plan and remeasured through September 30, 2010, the date of listing in connection with the initial public offering. In connection with the initial public offering, previously unvested awards under the MEP became vested and all grantees were entitled to benefits from the sale of Elster shares rather than a formula value. Accordingly, the date of the offering was the final measurement date for the MEP, aggregate compensation expense was determined based on the fair value of $52 per ordinary share which was derived from the offering price of four American depositary shares representing one ordinary share. Elster Group recognized compensation expenses for the MEP and a corresponding contribution by the parent in additional paid-in capital within equity because Elster Group did not make or fund any payments under the MEP. Neither Elster Group nor Rembrandt obtained a tax benefit from payments made to Elster Group’s executives under the terms of the MEP.

Summary of Total Share Based Payment Compensation Cost Recognized in General and Administrative Expenses

A summary of the total compensation cost for all share based payment awards recognized in general and administrative expense and additional paid-in capital by year is presented below:

	2011	2010	2009
LTIP compensation cost	$415	$399	$0
MEP compensation cost (credit)	0	-13,613	-33,250
Total compensation cost (credit)	$415	$-13,214	$-33,250

At December 31, 2011, the company estimates a total of $1,789 in unrecognized compensation cost that is expected to be recognized over a period of 2.8 years.